UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE

EQUITY TRUST

LEGG MASON CLEARBRIDGE

VARIABLE LARGE CAP VALUE PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2010

LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of Investments (unaudited)	September 30, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.9%
CONSUMER DISCRETIONARY - 16.2%
Hotels, Restaurants & Leisure - 1.6%
McDonald’s Corp.	49,470	$3,686,010

Media - 12.2%
DISH Network Corp., Class A Shares	219,271	4,201,232
News Corp., Class A Shares	502,095	6,557,361
SES Global SA, FDR	195,842	4,708,222
Time Warner Cable Inc.	112,280	6,061,997
Time Warner Inc.	218,910	6,709,592

Total Media		28,238,404

Multiline Retail - 1.0%
Target Corp.	42,087	2,249,129

Specialty Retail - 1.4%
Home Depot Inc.	99,962	3,166,796

TOTAL CONSUMER DISCRETIONARY		37,340,339

CONSUMER STAPLES - 13.3%
Food & Staples Retailing - 2.7%
CVS Caremark Corp.	87,404	2,750,604
Wal-Mart Stores Inc.	66,539	3,561,167

Total Food & Staples Retailing		6,311,771

Food Products - 1.0%
Unilever PLC, ADR	79,714	2,319,677

Household Products - 4.0%
Kimberly-Clark Corp.	106,460	6,925,223
Procter & Gamble Co.	37,065	2,222,788

Total Household Products		9,148,011

Tobacco - 5.6%
Altria Group Inc.	105,861	2,542,781
Lorillard Inc.	34,992	2,810,208
Philip Morris International Inc.	134,004	7,506,904

Total Tobacco		12,859,893

TOTAL CONSUMER STAPLES		30,639,352

ENERGY - 13.5%
Energy Equipment & Services - 2.7%
Halliburton Co.	93,718	3,099,255
Transocean Ltd.	48,980	3,148,924	*

Total Energy Equipment & Services		6,248,179

Oil, Gas & Consumable Fuels - 10.8%
Apache Corp.	24,780	2,422,493
El Paso Corp.	468,486	5,799,857
Exxon Mobil Corp.	77,029	4,759,622
Royal Dutch Shell PLC, ADR, Class A Shares	52,695	3,177,508
Suncor Energy Inc.	104,839	3,412,509
Total SA, ADR	102,973	5,313,407

Total Oil, Gas & Consumable Fuels		24,885,396

TOTAL ENERGY		31,133,575

FINANCIALS - 21.6%
Capital Markets - 4.1%
Bank of New York Mellon Corp.	74,986	1,959,384
Charles Schwab Corp.	171,205	2,379,750
Morgan Stanley	126,008	3,109,877
State Street Corp.	56,282	2,119,580

Total Capital Markets		9,568,591

Commercial Banks - 3.1%
Wells Fargo & Co.	280,436	7,047,357

Consumer Finance - 1.7%
American Express Co.	93,670	3,936,950

Diversified Financial Services - 5.8%
Bank of America Corp.	464,967	6,095,717

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2010

SECURITY	SHARES	VALUE
Diversified Financial Services - 5.8% (continued)
JPMorgan Chase & Co.	193,665	$7,372,827

Total Diversified Financial Services		13,468,544

Insurance - 6.9%
Chubb Corp.	43,555	2,482,199
Loews Corp.	92,450	3,503,855
Marsh & McLennan Cos. Inc.	148,904	3,591,565
Progressive Corp.	130,470	2,722,909
Travelers Cos. Inc.	68,128	3,549,469

Total Insurance		15,849,997

TOTAL FINANCIALS		49,871,439

HEALTH CARE - 9.3%
Health Care Providers & Services - 1.1%
WellPoint Inc.	43,569	2,467,748	*

Pharmaceuticals - 8.2%
Abbott Laboratories	56,053	2,928,209
Johnson & Johnson	71,582	4,435,221
Merck & Co. Inc.	76,831	2,828,149
Novartis AG, ADR	73,712	4,250,971
Pfizer Inc.	135,615	2,328,509
Roche Holding AG	15,946	2,177,737

Total Pharmaceuticals		18,948,796

TOTAL HEALTH CARE		21,416,544

INDUSTRIALS - 8.0%
Aerospace & Defense - 3.7%
Honeywell International Inc.	107,993	4,745,212
Raytheon Co.	82,555	3,773,589

Total Aerospace & Defense		8,518,801

Industrial Conglomerates - 4.3%
General Electric Co.	300,543	4,883,824
United Technologies Corp.	69,896	4,978,692

Total Industrial Conglomerates		9,862,516

TOTAL INDUSTRIALS		18,381,317

INFORMATION TECHNOLOGY - 5.5%
Computers & Peripherals - 1.6%
Hewlett-Packard Co.	85,972	3,616,842

IT Services - 2.3%
International Business Machines Corp.	40,271	5,401,952

Software - 1.6%
Microsoft Corp.	152,348	3,731,003

TOTAL INFORMATION TECHNOLOGY		12,749,797

MATERIALS - 3.0%
Chemicals - 2.0%
Air Products & Chemicals Inc.	57,646	4,774,242

Containers & Packaging - 1.0%
Crown Holdings Inc.	80,002	2,292,857	*

TOTAL MATERIALS		7,067,099

TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 5.4%
AT&T Inc.	122,836	3,513,110
CenturyTel Inc.	130,437	5,147,044
Verizon Communications Inc.	115,160	3,753,064

TOTAL TELECOMMUNICATION SERVICES		12,413,218

UTILITIES - 2.1%
Multi-Utilities - 2.1%
Sempra Energy	89,978	4,840,816

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $187,758,179)		$225,853,496

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 2.1%
Repurchase Agreements - 2.1%
Interest in $291,952,000 joint tri-party repurchase agreement dated 9/30/10 with Barclays Capital Inc.; Proceeds at maturity - $4,852,027; (Fully collateralized by U.S. government obligations, 6.500% due 11/15/26; Market value - $4,949,042) (Cost - $4,852,000)	0.200%	10/1/10	$4,852,000	$4,852,000

TOTAL INVESTMENTS - 100.0% (Cost - $192,610,179#)				230,705,496
Liabilities in Excess of Other Assets - 0.0%				(26,446)

TOTAL NET ASSETS - 100.0%				$230,679,050

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
FDR	— Foreign Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Variable Large Cap Value Portfolio (formerly known as Legg Mason ClearBridge Variable Investors Portfolio) (the “Portfolio”) is a separate diversified series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities at fair value as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Fair valuing of securities may be also determined with the assistance of a pricing service using calculations based on indices of domestic securities and the appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$225,853,496	—	—	$225,853,496
Short-term investments†	—	$4,852,000	—	$4,852,000

Total investments	$225,853,496	$4,852,000	—	$230,705,496

†See	Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$50,216,932
Gross unrealized depreciation	(12,121,615)

Net unrealized appreciation	$38,095,317

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2010, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date:	November 23, 2010

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak Chief Financial Officer

Date:	November 23, 2010